TURNER SMALL CAP EQUITY FUND
TURNER SMALL CAP EQUITY FUND
Investment Objective
The Turner Small Cap Equity Fund seeks long-term capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TURNER SMALL CAP EQUITY FUND	TURNER SMALL CAP EQUITY FUND - Investor	TURNER SMALL CAP EQUITY FUND - Institutional
Redemption fee	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TURNER SMALL CAP EQUITY FUND		TURNER SMALL CAP EQUITY FUND - Investor	TURNER SMALL CAP EQUITY FUND - Institutional
Investment Advisory Fees		0.95%	0.95%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Other Expenses		1.09%	0.84%
Total Annual Fund Operating Expenses		2.04%	1.79%
Fee Waivers and Expense Reimbursements	[1]	(0.59%)	(0.59%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.45%	1.20%
[1]	Turner Investment Management LLC ("TIM" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.20% and 1.45%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. TIM may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TURNER SMALL CAP EQUITY FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TURNER SMALL CAP EQUITY FUND - Investor	148	583	1,044	2,322
TURNER SMALL CAP EQUITY FUND - Institutional	122	506	915	2,057

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 189% of the average value of its portfolio.

Principal Strategy
The Turner Small Cap Equity Fund invests primarily (at least 80% of its net assets) in equity securities of small capitalization companies that the adviser,
TIM, believes have the potential for long-term growth and that are attractively priced.  Most of these companies are based in the U.S., but some may be headquartered or doing a substantial portion of their business overseas. In pursuing its objective, the Fund may invest in securities convertible into small cap equity securities and securities issued by non-U.S. small cap companies.
The Fund defines a small capitalization company as one that has a market capitalization at the time of purchase that is within the range of market capitalizations represented in the Russell 2000 Index. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

The Fund invests in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios.  TIM looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIM believes can generate and sustain long-term growth.  TIM employs a quantitative approach to determine whether a company's share price reflects its perceived value.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of small cap equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Small cap stocks may be very volatile and the price movements of the Fund's shares may reflect that volatility.  Such volatility may make selling a large quantity of shares of one issuer more difficult.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United
States.

In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year since the Fund's inception.
[1]

                          Best Quarter   Worst Quarter
                             18.81%        (25.45)%
                           (06/30/03)     (12/31/08)

This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell 2000 Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns (for the periods ended December 31, 2010)

Average Annual Total Returns TURNER SMALL CAP EQUITY FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Russell 2000 Index	Russell 2000 Index	[1]	26.85%	4.47%	6.90%	Mar 4, 2002
TURNER SMALL CAP EQUITY FUND - Investor	Investor Class Shares Turner Small Cap Equity Fund Before taxes on distributions		22.20%	0.53%	7.02%	Mar 4, 2002
TURNER SMALL CAP EQUITY FUND - Investor After Taxes on Distributions	Investor Class Shares Turner Small Cap Equity Fund After taxes on distributions		22.16%	(0.22%)	6.39%	Mar 4, 2002
TURNER SMALL CAP EQUITY FUND - Investor After Taxes on Distributions and Sales	Investor Class Shares Turner Small Cap Equity Fund After taxes on distributions and sale of shares		14.49%	0.48%	6.15%	Mar 4, 2002
TURNER SMALL CAP EQUITY FUND - Institutional	Institutional Class Shares Turner Small Cap Equity Fund	[2]	22.50%	0.62%	7.07%	Feb 1, 2009
[1]	The Russell 2000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 2000 stocks that reflects the performance of the smallest 2,000 companies in the Russell 3000 index. The Russell 3000 index is designed to depict the overall equity market's performance.
[2]	The inception date for Institutional Class Shares is February 1, 2009. Periods prior to February 1, 2009 represent the performance of Investor Class Shares.

Turner Quantitative Broad Market Equity Fund
TURNER QUANTITATIVE BROAD MARKET EQUITY FUND
Investment Objective
The Turner Quantitative Broad Market Equity Fund seeks capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner Quantitative Broad Market Equity Fund		Turner Quantitative Broad Market Equity Fund - Investor Class	Turner Quantitative Broad Market Equity Fund - Institutional Class
Investment Advisory Fees		0.50%	0.50%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Other Expenses		6.22%	1.78%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		6.73%	2.29%
Fee Waivers and Expense Reimbursements	[1]	(5.83%)	(1.64%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		0.90%	0.65%
[1]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.64% and 0.89%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Turner Quantitative Broad Market Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner Quantitative Broad Market Equity Fund - Investor Class	92	1,469	2,799	5,927
Turner Quantitative Broad Market Equity Fund - Institutional Class	66	557	1,075	2,498

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 164% of the average value of its portfolio.

Principal Strategy
The Turner Quantitative Broad Market Equity Fund invests primarily (at least 80%
of its net assets) in equity securities of companies in the broad U.S. equity markets. The Fund invests in securities of companies that Turner believes, based on its proprietary quantitative model, exhibit characteristics that are predictive of future share price outperformance. Companies in the broad U.S.
equity markets generally means companies with market capitalizations at the time of purchase of more than  $700 million. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.
The primary performance benchmark for the Fund is the Russell 3000 Index and a secondary performance benchmark is the S&P 500 Index.

The Fund will invest in securities of companies across market sectors and will primarily seek to maintain sector concentrations that approximate those of the
Russell 3000 Index.  It is expected that the Fund will generally hold between 75 to 115 securities. The Fund may trade and invest actively in both U.S. and foreign securities that are traded in the U.S., which may take the form of sponsored or unsponsored American Depositary Receipts.

The Adviser will monitor the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. The Adviser will attempt to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Adviser will seek to reduce or eliminate the Fund's exposure to such positions, which may result in temporary investments in cash and cash equivalents. A security may be sold in order for the Fund to adhere to its capitalization and capacity constraints, because of a change in its predictive characteristics, or for other reasons.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class Shares and Investor Class Shares will differ due to differences in expenses.

This bar chart shows changes in the
performance of the Fund's Institutional Class Shares from year to year since the
Fund's inception.
[2]

Best Quarter   Worst Quarter
   21.49%        (12.49)%
 (09/30/09)     (06/30/10)

This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell 3000 Index and the S&P 500
Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Class Shares.
The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Turner Quantitative Broad Market Equity Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S&P 500 Index	S&P 500 Index	[1]	15.06%	1.61%	Jun 30, 2008
Russell 3000 Index	Russell 3000 Index	[2]	16.93%	2.27%	Jun 30, 2008
Turner Quantitative Broad Market Equity Fund - Investor Class	Investor Class Shares Turner Quantitative Broad Market Equity Fund		14.06%	0.36%	Jun 30, 2008
Turner Quantitative Broad Market Equity Fund - Institutional Class	Institutional Class Shares Turner Quantitative Broad Market Equity Fund Before taxes on distributions		14.13%	0.57%	Jun 30, 2008
Turner Quantitative Broad Market Equity Fund - Institutional Class After Taxes on Distributions	Institutional Class Shares Turner Quantitative Broad Market Equity Fund After taxes on distributions		13.97%	0.27%	Jun 30, 2008
Turner Quantitative Broad Market Equity Fund - Institutional Class After Taxes on Distributions and Sales	Institutional Class Shares Turner Quantitative Broad Market Equity Fund After taxes on distributions and sale of shares		9.40%	0.33%	Jun 30, 2008
[1]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[2]	The Russell 3000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 3000 stocks that reflect the overall equity market's performance.

TURNER QUANTITATIVE LARGE CAP VALUE FUND
TURNER QUANTITATIVE LARGE CAP VALUE FUND
Investment Objective
The Turner Quantitative Large Cap Value Fund seeks long-term capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TURNER QUANTITATIVE LARGE CAP VALUE FUND	TURNER QUANTITATIVE LARGE CAP VALUE FUND - Institutional	TURNER QUANTITATIVE LARGE CAP VALUE FUND - Investor Class Shares
Redemption fee	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TURNER QUANTITATIVE LARGE CAP VALUE FUND		TURNER QUANTITATIVE LARGE CAP VALUE FUND - Institutional	TURNER QUANTITATIVE LARGE CAP VALUE FUND - Investor Class Shares
Investment Advisory Fees		0.60%	0.60%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses		12.01%	12.22%
Total Annual Fund Operating Expenses		12.61%	12.82%
Fee Waivers and Expense Reimbursements	[1]	(11.92%)	(11.88%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		0.69%	0.94%
[1]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% and 0.94%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TURNER QUANTITATIVE LARGE CAP VALUE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TURNER QUANTITATIVE LARGE CAP VALUE FUND - Institutional	70	2,505	4,583	8,542
TURNER QUANTITATIVE LARGE CAP VALUE FUND - Investor Class Shares	96	2,559	4,653	8,611

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 201% of the average value of its portfolio.

Principal Strategy
The Turner Quantitative Large Cap Value Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies with large market capitalizations that Turner believes, based on its quantitative model are undervalued relative to the market or to their historic valuation.  Large cap companies are defined by the Fund for this purpose as companies with market capitalizations of  $3 billion or more at the time of purchase. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

The Fund's strategy is based on Turner's proprietary quantitative model, which seeks to identify attractive large cap value securities based on such value characteristics as price to cash flow, price to earnings and price to book value ratios, among other factors.  The Fund will seek to maintain sector weightings that approximate those of the Russell 1000 Value Index.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that large capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.  The Fund invests in companies that Turner believes, based on its quantitative model are undervalued relative to the market or to their historic valuation.  Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

Despite being "diversified" within the meaning of the Investment Company Act of
1940, because it focuses primarily on U.S. value companies, the Fund generally will hold fewer stocks in larger percentage amounts than funds that are more broadly diversified and with a different focus.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of
the Fund's Institutional Class Shares from year to year since the Fund's inception.
[3]

Best Quarter   Worst Quarter
   18.25%        (20.82)%
 (09/30/09)     (12/31/08)

This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell 1000 Value Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares.  Your after-tax returns may differ from those shown.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns TURNER QUANTITATIVE LARGE CAP VALUE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Russell 1000 Value Index	Russell 1000 Value Index	[1]	15.51%	1.28%	2.23%	Oct 10, 2005
TURNER QUANTITATIVE LARGE CAP VALUE FUND - Institutional	Institutional Class Shares Turner Quantitative Large Cap Value Fund Before taxes on distributions		12.67%	0.72%	1.49%	Oct 10, 2005
TURNER QUANTITATIVE LARGE CAP VALUE FUND - Institutional After Taxes on Distributions	Institutional Class Shares Turner Quantitative Large Cap Value Fund After taxes on distributions		12.44%	(0.25%)	0.54%	Oct 10, 2005
TURNER QUANTITATIVE LARGE CAP VALUE FUND - Institutional After Taxes on Distributions and Sales	Institutional Class Shares Turner Quantitative Large Cap Value Fund After taxes on distributions and sale of shares		8.53%	0.41%	1.07%	Oct 10, 2005
TURNER QUANTITATIVE LARGE CAP VALUE FUND - Investor Class Shares	Investor Class Shares Turner Quantitative Large Cap Value Fund	[2]	12.44%	0.64%	1.42%	Oct 31, 2008
[1]	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
[2]	The inception date for Investor Class Shares is October 31, 2008. Periods prior to October 31, 2008 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").

TURNER LARGE CAP GROWTH FUND
TURNER LARGE CAP GROWTH FUND (CLOSED TO NEW INVESTORS)
Investment Objective
The Turner Large Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TURNER LARGE CAP GROWTH FUND		TURNER LARGE CAP GROWTH FUND - Institutional	TURNER LARGE CAP GROWTH FUND - Investor
Investment Advisory Fees		0.60%	0.60%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses		0.39%	0.64%
Total Annual Fund Operating Expenses		0.99%	1.24%
Fee Waivers and Expense Reimbursements	[1]	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		0.69%	0.94%
[1]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% and 0.94%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TURNER LARGE CAP GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TURNER LARGE CAP GROWTH FUND - Institutional	70	285	518	1,186
TURNER LARGE CAP GROWTH FUND - Investor	96	364	652	1,474

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 149% of the average value of its portfolio.

Principal Strategy
The Turner Large Cap Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies with very large market capitalizations that Turner believes have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquarted or doing a substantial portion of their business in the United
States.  Large cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Top 200 Growth
Index (the "Growth Index"), the Fund's current benchmark.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund may also purchase securities of smaller companies that offer growth potential.  The Fund invests in securities of companies that are diversified across economic sectors and will attempt to maintain sector concentrations that approximate those of the Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the Growth
Index.  Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.  A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy.  The Fund may also invest in foreign securities, including American
Depositary Receipts ("ADRs").

Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.  The Fund invests in companies that Turner believes have strong earnings growth potential.  Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund.  As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

In addition, because it focuses primarily on U.S. growth companies, the Fund generally will hold fewer stocks in larger percentage amounts than funds that are more broadly diversified and with a different focus.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

This bar chart shows changes in the performance of the Fund's Institutional
Class Shares from year to year for the past ten years(1).  The performance of
Institutional Class and Investor Class Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Institutional
Class Shares from year to year for the past ten years .  The performance of
Institutional Class and Investor Class Shares will differ due to differences in expenses.
[4]

                           Best Quarter   Worst Quarter
                              16.80%        (24.74)%
                            (06/30/03)     (12/31/08)

This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell Top 200 Growth Index and the
Russell 1000 Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax figures shown are for Institutional Class Shares only and will vary for Investor
Class Shares.  The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns TURNER LARGE CAP GROWTH FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Russell 1000 Growth Index	Russell 1000 Growth Index	[1]	16.71%	3.75%	0.02%
Russell Top 200 Growth Index	Russell Top 200 Growth Index	[2]	13.21%	3.38%	(0.89%)
TURNER LARGE CAP GROWTH FUND - Institutional	Institutional Class Shares Turner Large Cap Growth Fund Before taxes on distributions		18.02%	0.12%	(2.38%)
TURNER LARGE CAP GROWTH FUND - Institutional After Taxes on Distributions	Institutional Class Shares Turner Large Cap Growth Fund After taxes on distributions		17.99%	0.03%	(2.44%)
TURNER LARGE CAP GROWTH FUND - Institutional After Taxes on Distributions and Sales	Institutional Class Shares Turner Large Cap Growth Fund After taxes on distributions and sale of shares		11.76%	0.05%	(2.02%)
TURNER LARGE CAP GROWTH FUND - Investor	Investor Class Shares Turner Large Cap Growth Fund	[3]	17.89%	(0.12%)	(2.63%)
[1]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.
[2]	The Russell Top 200 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 200 largest U.S. companies with higher growth rates and price-to-book ratios.
[3]	The inception date for the Investor Class Shares is January 31, 2007. Periods prior to January 31, 2007 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").

Turner Spectrum Fund | Turner Spectrum Fund - Investor
TURNER SPECTRUM FUND
Investment Objective
The Turner Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Turner Spectrum Fund Turner Spectrum Fund - Investor
Investment Advisory Fees		1.50%
Distribution (12b-1) Fees		none
Shareholder Servicing Fee		0.25%
Other Expenses		1.62%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		3.15%
Fee Waivers and Expense Reimbursements	[1]	(0.95%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		2.20%
[1]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner Spectrum Fund Turner Spectrum Fund - Investor	223	883	1,567	3,392

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 1,808% of the average value of its portfolio.

Principal Strategy
The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following eight Investment Strategies:
(1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services;
(4) Global Medical Sciences; (5) Select Opportunities; (6) Market Neutral;
(7) Titan; and (8) Global Resources and Infrastructure. Although the weightings of each Investment Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 12.5% of its assets to each Investment Strategy.

The investment approach and process for each Investment Strategy is as follows:

For each Investment Strategy, security selection is not based on company size, but rather on an assessment of a company's prospects.  Investments are selected by using a combination of quantitative and fundamental research and analysis.

The Global Consumer Strategy invests primarily in stocks of companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Consumer Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Long/Short Equity Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Long/Short Equity Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Long/Short
Equity Strategy's holdings may generally range from small companies with over
 $250 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Long/Short Equity Strategy typically holds between
15 and 75 securities long and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in stocks of companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  The Global Financial Services Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Financial Services
Strategy typically holds between 15 and 75 securities long, and between 15 and
75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Medical Sciences Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The
Select Opportunities Strategy's holdings may generally range from small companies with over  $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Market Neutral Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Market
Neutral Strategy's holdings may generally range from small companies with over
 $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Market Neutral Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Titan Strategy's holdings will be global and diversified. The Titan
Strategy typically holds between 20 and 60 securities long and between 20 and 60 securities short, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan
Strategy's net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Glo Resources and Infrastructure
Strategy's holdings generally may range from small companies with over  $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

The Investment Strategies may utilize short sales and options.  They may also invest in exchange traded funds ("ETFs").

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors.  To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with health care-related companies.
Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with financial services companies.
Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level. In addition, profitability of companies in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions.  Businesses in the financial services sector often operate with substantial financial leverage.

The Fund is subject to the risks associated with resource-related companies.
Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending.  These companies are also affected by governmental regulation, world events and global economic conditions.  Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition.
Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies.  Finally, companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

The Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies' rates to be approved by an oversight agency.  Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing.  Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own.  Finally, the growth in planned infrastructure development has led to a shortage of qualified project managers and firms.  This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.

The Fund is subject to the risks associated with selling securities short.  A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.  The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments.  Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability.  Foreign stocks may be more volatile and less liquid than U.S.
stocks.  The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund is subject to risks associated with the use of options, including:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs.  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of
the Fund's Institutional Class Shares from year to year since the Fund's inception.
[5]
This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the S&P 500 Index, Barclays Capital U.S.
Aggregate Bond Index and Lipper Long/Short Equity Funds Classification.
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  The after-tax figures shown are for Institutional Class Shares only and will vary for Investor
Shares.  Your after-tax returns may differ from those shown.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Turner Spectrum Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Turner Spectrum Fund - Investor	Investor Class Shares Turner Spectrum Fund		5.06%	8.87%	May 7, 2009
Turner Spectrum Fund - Investor S&P 500 Index	S&P 500 Index	[1]	15.06%	24.44%	May 7, 2009
Turner Spectrum Fund - Investor Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	[2]	6.54%	7.19%	May 7, 2009
Turner Spectrum Fund - Investor Lipper Long/Short Equity Funds Classification	Lipper Long/Short Equity Funds Classification	[3]	5.79%	14.05%	May 7, 2009
[1]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[2]	The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.
[3]	Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

Turner Spectrum Fund | Turner Spectrum Fund - Institutional
TURNER SPECTRUM FUND
Investment Objective
The Turner Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Turner Spectrum Fund Turner Spectrum Fund - Institutional
Investment Advisory Fees		1.50%
Distribution (12b-1) Fees		none
Shareholder Servicing Fee		none
Other Expenses		1.35%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		2.88%
Fee Waivers and Expense Reimbursements	[1]	(0.93%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.95%
[1]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner Spectrum Fund Turner Spectrum Fund - Institutional	198	804	1,436	3,138

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in
 higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 1,808% of the average value of its portfolio.

Principal Strategy
The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following eight Investment Strategies:
(1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services;
(4) Global Medical Sciences; (5) Select Opportunities; (6) Market Neutral;
(7) Titan; and (8) Global Resources and Infrastructure. Although the weightings of each Investment Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 12.5% of its assets to each Investment Strategy.

The investment approach and process for each Investment Strategy is as follows:

For each Investment Strategy, security selection is not based on company size, but rather on an assessment of a company's prospects.  Investments are selected by using a combination of quantitative and fundamental research and analysis.

The Global Consumer Strategy invests primarily in stocks of companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Consumer Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Long/Short Equity Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Long/Short Equity Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Long/Short
Equity Strategy's holdings may generally range from small companies with over
 $250 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Long/Short Equity Strategy typically holds between
15 and 75 securities long and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in stocks of companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  The Global Financial Services Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Financial Services
Strategy typically holds between 15 and 75 securities long, and between 15 and
75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Medical Sciences Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The
Select Opportunities Strategy's holdings may generally range from small companies with over  $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Market Neutral Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Market
Neutral Strategy's holdings may generally range from small companies with over
 $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Market Neutral Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Titan Strategy's holdings will be global and diversified. The Titan
Strategy typically holds between 20 and 60 securities long and between 20 and 60 securities short, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Resources and Infrastructure
Strategy's holdings generally may range from small companies with over  $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

The Investment Strategies may utilize short sales and options.  They may also invest in exchange traded funds ("ETFs").

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors.  To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with health care-related companies.
Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with financial services companies.
Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level. In addition, profitability of companies in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions.  Businesses in the financial services sector often operate with substantial financial leverage.

The Fund is subject to the risks associated with resource-related companies.
Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending.  These companies are also affected by governmental regulation, world events and global economic conditions.  Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition.
Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies.  Finally, companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

The Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies' rates to be approved by an oversight agency.  Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing.  Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own.  Finally, the growth in planned infrastructure development has led to a shortage of qualified project managers and firms.  This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.

The Fund is subject to the risks associated with selling securities short.  A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.  The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments.  Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability.  Foreign stocks may be more volatile and less liquid than U.S.
stocks.  The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund is subject to risks associated with the use of options, including:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs.  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of
the Fund's Institutional Class Shares from year to year since the Fund's inception.
[5]

                          Best Quarter   Worst Quarter
                             6.19%          (3.80)%
                           (12/31/10)     (06/30/10)

This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the S&P 500 Index, Barclays Capital U.S.
Aggregate Bond Index and Lipper Long/Short Equity Funds Classification.
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  The after-tax figures shown are for Institutional Class Shares only and will vary for Investor
Shares.  Your after-tax returns may differ from those shown.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Turner Spectrum Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Turner Spectrum Fund - Institutional	Institutional Class Shares Turner Spectrum Fund Before taxes on distributions		5.41%	9.22%	May 7, 2009
Turner Spectrum Fund - Institutional S&P 500 Index	S&P 500 Index	[1]	15.06%	24.44%	May 7, 2009
Turner Spectrum Fund - Institutional Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	[2]	6.54%	7.19%	May 7, 2009
Turner Spectrum Fund - Institutional Lipper Long/Short Equity Funds Classification	Lipper Long/Short Equity Funds Classification	[3]	5.79%	14.05%	May 7, 2009
Turner Spectrum Fund - Institutional After Taxes on Distributions	Institutional Class Shares Turner Spectrum Fund After taxes on distributions		5.41%	9.15%	May 7, 2009
Turner Spectrum Fund - Institutional After Taxes on Distributions and Sales	Institutional Class Shares Turner Spectrum Fund After taxes on distributions and sale of shares		3.52%	7.86%	May 7, 2009
[1]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[2]	The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.
[3]	Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

Turner Spectrum Fund | Turner Spectrum Fund - Class C Shares
TURNER SPECTRUM FUND
Investment Objective
The Turner Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Turner Spectrum Fund Turner Spectrum Fund - Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Turner Spectrum Fund Turner Spectrum Fund - Class C Shares
Investment Advisory Fees		1.50%
Distribution (12b-1) Fees		0.75%
Shareholder Servicing Fee		0.25%
Other Expenses		1.57%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		3.85%
Fee Waivers and Expense Reimbursements	[1]	(0.90%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		2.95%
[1]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95% through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner Spectrum Fund Turner Spectrum Fund - Class C Shares	398	1,093	1,906	4,022

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Turner Spectrum Fund Turner Spectrum Fund - Class C Shares	298	1,093	1,906	4,022

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 1,808% of the average value of its portfolio.

Principal Strategy
The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following eight Investment Strategies:
(1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services;
(4) Global Medical Sciences; (5) Select Opportunities; (6) Market Neutral;
(7) Titan; and (8) Global Resources and Infrastructure. Although the weightings of each Investment Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 12.5% of its assets to each Investment Strategy.

The investment approach and process for each Investment Strategy is as follows:

For each Investment Strategy, security selection is not based on company size, but rather on an assessment of a company's prospects.  Investments are selected by using 0a combination of quantitative and fundamental research and analysis.

The Global Consumer Strategy invests primarily in stocks of companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Consumer Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Long/Short Equity Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Long/Short Equity Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Long/Short
Equity Strategy's holdings may generally range from small companies with over
 $250 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Long/Short Equity Strategy typically holds between
15 and 75 securities long and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in stocks of companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  The Global Financial Services Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Financial Services
Strategy typically holds between 15 and 75 securities long, and between 15 and
75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Medical Sciences Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The
Select Opportunities Strategy's holdings may generally range from small companies with over  $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Market Neutral Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Market
Neutral Strategy's holdings may generally range from small companies with over
 $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Market Neutral Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Titan Strategy's holdings will be global and diversified. The Titan
Strategy typically holds between 20 and 60 securities long and between 20 and 60 securities short, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Resources and Infrastructure
Strategy's holdings generally may range from small companies with over  $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

The Investment Strategies may utilize short sales and options.  They may also invest in exchange traded funds ("ETFs").

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors.  To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with health care-related companies.
Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with financial services companies.
Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level. In addition, profitability of companies in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions.  Businesses in the financial services sector often operate with substantial financial leverage.

The Fund is subject to the risks associated with resource-related companies.
Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending.  These companies are also affected by governmental regulation, world events and global economic conditions.  Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition.
Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies.  Finally, companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

The Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies' rates to be approved by an oversight agency.  Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing.  Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own.  Finally, the growth in planned infrastructure development has led to a shortage of qualified project managers and firms.  This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.

The Fund is subject to the risks associated with selling securities short.  A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.  The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments.  Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability.  Foreign stocks may be more volatile and less liquid than U.S.
stocks.  The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund is subject to risks associated with the use of options, including:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs.  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities
they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

This bar chart shows changes in the performance of the Fund's Class C Shares
(excluding sales charges, which if included, would cause return(s) to be lower)
from year to year since the Fund's inception.
[6]

                          Best Quarter   Worst Quarter
                             5.88%          (4.00)%
                           (12/31/10)      (6/30/10)

This table compares the Fund's Class C Shares average annual total returns for the periods ended December 31, 2010 to those of the S&P 500 Index, Barclays
Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds
Classification.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
The after-tax figures shown are for Class C Shares only.  Your after-tax returns may differ from those shown.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Turner Spectrum Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary		Average Annual Returns, Inception Date Secondary
Turner Spectrum Fund - Class C Shares	Turner Spectrum Fund Before taxes on distributions		3.42%	9.66%	Jul 14, 2009
Turner Spectrum Fund - Class C Shares S&P 500 Index	S&P 500 Index	[1]	15.06%			30.19%		Jul 14, 2009
Turner Spectrum Fund - Class C Shares Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	[2]	6.54%			6.35%		Jul 14, 2009
Turner Spectrum Fund - Class C Shares Lipper Long/Short Equity Funds Classification	Lipper Long/Short Equity Funds Classification	[3]	5.79%			14.75%	[4]	Jul 9, 2009
Turner Spectrum Fund - Class C Shares After Taxes on Distributions	Turner Spectrum Fund After taxes on distributions		3.42%	9.58%	Jul 14, 2009
Turner Spectrum Fund - Class C Shares After Taxes on Distributions and Sales	Turner Spectrum Fund After taxes on distributions and sale of shares		2.22%	8.23%	Jul 14, 2009
[1]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[2]	The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.
[3]	Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.
[4]	Since July 9, 2009.

TURNER CONCENTRATED GROWTH FUND
TURNER CONCENTRATED GROWTH FUND
Investment Objective
The Turner Concentrated Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TURNER CONCENTRATED GROWTH FUND TURNER CONCENTRATED GROWTH FUND - Investor
Investment Advisory Fees	[1]	1.26%
Distribution (12b-1) Fees		none
Shareholder Servicing Fee		0.25%
Other Expenses		0.68%
Total Annual Fund Operating Expenses		1.94%
Fee Waivers and Expense Reimbursements	[2]	(0.43%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.51%
[1]	The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the S&P 500 Index and may range from 0.70% to 1.50% depending on the Fund's performance. The performance adjustment is computed based on the average net assets of the Fund over the current month plus the previous 11 months. Because the performance fee is based on the average net assets of the rolling 12 month period, and the base fee is based on the average net assets of the current month, the investment advisory fee shown in the table may be lower or higher than the stated range.
[2]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Other Expenses" (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.25% through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TURNER CONCENTRATED GROWTH FUND TURNER CONCENTRATED GROWTH FUND - Investor	154	568	1,007	2,230

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 215% of the average value of its portfolio.

Principal Strategy
The Turner Concentrated Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies, regardless of their market capitalization, that Turner believes have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United
States.  The Fund's portfolio generally will contain between 15 to 30 stocks.
While it will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure to one or more sectors of the economy, such as the technology sector.  Subject to its investment policy above, during normal market conditions the Fund may invest its assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available.  Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.  A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.

The Fund may buy and sell securities frequently as part of its investment strategy.  The Fund may also invest in foreign securities, including American
Depositary Receipts ("ADRs").

Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of concentrated equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the technology sector.  To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.  Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the technology sector, and the Fund's concentration in technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund.  As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

This bar chart shows the performance of the Fund's Investor Class Shares from year to year for the past ten years.
[7]

                          Best Quarter   Worst Quarter
                             31.77%        (39.66)%
                           (12/31/01)     (03/31/01)

The following table compares the Fund's Investor Class Shares' average annual total returns for the periods ended December 31, 2010 to those of the S&P 500
Index and the Russell 1000 Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns TURNER CONCENTRATED GROWTH FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
S&P 500 Index	S&P 500 Index	[1]	15.06%	2.29%	1.41%
Russell 1000 Growth Index	Russell 1000 Growth Index	[2]	16.71%	3.75%	0.02%
TURNER CONCENTRATED GROWTH FUND - Investor	Investor Class Shares Turner Concentrated Growth Fund Before taxes on distributions		18.83%	0.43%	(4.65%)
TURNER CONCENTRATED GROWTH FUND - Investor After Taxes on Distributions	Investor Class Shares Turner Concentrated Growth Fund After taxes on distributions		18.83%	0.41%	(4.66%)
TURNER CONCENTRATED GROWTH FUND - Investor After Taxes on Distributions and Sales	Investor Class Shares Turner Concentrated Growth Fund After taxes on distributions and sale of shares		12.24%	0.35%	(3.82%)
[1]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[2]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.

Turner Emerging Growth Fund
TURNER EMERGING GROWTH FUND (CLOSED TO NEW INVESTORS)	[8]
Investment Objective
The Emerging Growth Fund seeks capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner Emerging Growth Fund		Turner Emerging Growth Fund - Investor	Turner Emerging Growth Fund - Institutional
Investment Advisory Fees		1.00%	1.00%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Other Expenses		0.53%	0.28%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		1.55%	1.30%
Fee Waivers and Expense Reimbursements	[1]	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.42%	1.17%
[1]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.15% and 1.40%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Turner Emerging Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner Emerging Growth Fund - Investor	145	477	832	1,834
Turner Emerging Growth Fund - Institutional	119	399	700	1,556

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Strategy
The Turner Emerging Growth Fund's principal investment strategy is to invest primarily in equity securities of U.S. companies with small and very small market capitalizations that Turner believes have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the
United States.  Small cap and very small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those companies included in the Russell 2000 Growth
Index.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund invests in securities of companies that are diversified across economic sectors and will attempt to maintain sector concentrations that approximate those of the 2000
Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the 2000
Growth Index.  Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.  A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the 2000 Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy.  The Fund may also invest in foreign securities, including ADRs.

Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small and very small capitalization companies.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.  Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.
[9]

                          Best Quarter   Worst Quarter
                             24.63%        (30.67)%
                           (12/31/01)     (12/31/08)

This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell 2000 Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax figures shown are for Investor Class
Shares only and will vary for Institutional Class Shares.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Turner Emerging Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Russell 2000 Growth Index	Russell 2000 Growth Index	[1]	29.09%	5.30%	3.78%
Turner Emerging Growth Fund - Investor	Investor Class Shares Turner Emerging Growth Fund Before taxes on distributions		29.39%	4.68%	9.28%
Turner Emerging Growth Fund - Investor After Taxes on Distributions	Investor Class Shares Turner Emerging Growth Fund After taxes on distributions		29.39%	3.85%	8.53%
Turner Emerging Growth Fund - Investor After Taxes on Distributions and Sales	Investor Class Shares Turner Emerging Growth Fund After taxes on distributions and sale of shares		19.11%	3.98%	8.16%
Turner Emerging Growth Fund - Institutional	Turner Emerging Growth Fund - Institutional Class Shares	[2]	29.70%	4.78%	9.34%
[1]	The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.
[2]	The inception date for Institutional Class Shares is February 1, 2009. Periods prior to February 1, 2009 represent the performance of Investor Class Shares.

TURNER LARGE GROWTH FUND
TURNER LARGE GROWTH FUND	[10]
Investment Objective
The Turner Large Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TURNER LARGE GROWTH FUND	TURNER LARGE GROWTH FUND - Institutional	TURNER LARGE GROWTH FUND - Investor
Redemption fee	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TURNER LARGE GROWTH FUND		TURNER LARGE GROWTH FUND - Institutional	TURNER LARGE GROWTH FUND - Investor
Investment Advisory Fees		0.60%	0.60%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses		0.27%	0.52%
Total Annual Fund Operating Expenses		0.87%	1.12%
Fee Waivers and Expense Reimbursements	[1]	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		0.69%	0.94%
[1]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% and 0.94%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TURNER LARGE GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TURNER LARGE GROWTH FUND - Institutional	70	260	465	1,056
TURNER LARGE GROWTH FUND - Investor	96	338	600	1,347

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 178% of the average value of its portfolio.

Principal Strategy
The Turner Large Growth Fund invests primarily (at least 80% of its net assets)
in equity securities of companies with large market capitalizations that Turner believes have strong earnings growth potential.  Large cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase of  $3 billion or more.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund invests in securities of companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time.  While the Fund typically invests in the equity securities of large sized companies, it may invest in companies of any size or in any industry in order to achieve its objective.  In selecting companies for the
Fund, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital.  Turner generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The Fund may buy and sell securities frequently as part of its investment strategy.  The Fund may also invest in foreign securities, including ADRs.

Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth oriented equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.  The Fund invests in companies that Turner believes have strong earnings growth potential.  Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of
the Fund's Institutional Class Shares from year to year since its inception.
[11]

                          Best Quarter   Worst Quarter
                             15.61%        (26.21)%
                           (06/30/03)     (12/31/08)

This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell 1000 Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax figures shown are for Institutional
Class Shares only and will vary for Investor Class Shares.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns TURNER LARGE GROWTH FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Russell 1000 Growth Index	Russell 1000 Growth Index	[1]	16.71%	3.75%	0.02%		Feb 28, 2001
TURNER LARGE GROWTH FUND - Institutional	Institutional Class Shares Turner Large Growth Fund Before taxes on distributions		13.42%	1.51%	2.01%	[2]	Feb 28, 2001
TURNER LARGE GROWTH FUND - Institutional After Taxes on Distributions	Institutional Class Shares Turner Large Growth Fund After taxes on distributions		13.39%	1.39%	1.94%	[2]	Feb 28, 2001
TURNER LARGE GROWTH FUND - Institutional After Taxes on Distributions and Sales	Institutional Class Shares Turner Large Growth Fund After taxes on distributions and sales of shares		8.76%	1.22%	1.69%	[2]	Feb 28, 2001
TURNER LARGE GROWTH FUND - Investor	Investor Class Shares Turner Large Growth Fund	[3]	13.07%	1.24%	1.86%		Aug 1, 2005
[1]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.
[2]	The inception date for Institutional Class Shares is February 28, 2001.
[3]	The inception date for Investor Class Shares is August 1, 2005. Periods prior to August 1, 2005 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").

TURNER MID CAP GROWTH
TURNER MIDCAP GROWTH FUND
Investment Objective
The Turner Midcap Growth Fund seeks capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TURNER MID CAP GROWTH		TURNER MID CAP GROWTH - Retirement	TURNER MID CAP GROWTH - Investor	TURNER MID CAP GROWTH - Institutional
Investment Advisory Fees		0.75%	0.75%	0.75%
Distribution (12b-1) Fees		0.25%	none	none
Shareholder Servicing Fee		0.25%	0.25%	none
Other Expenses		0.53%	0.53%	0.28%
Total Annual Fund Operating Expenses		1.53%	1.28%	1.03%
Fee Waivers and Expense Reimbursements	[1]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.43%	1.18%	0.93%
[1]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares, Investor Class Shares and Retirement Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.93%, 1.18% and 1.43%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TURNER MID CAP GROWTH (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TURNER MID CAP GROWTH - Retirement	146	474	825	1,815
TURNER MID CAP GROWTH - Investor	120	396	693	1,536
TURNER MID CAP GROWTH - Institutional	95	318	559	1,250

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Principal Strategy
The Turner Midcap Growth Fund invests primarily (at least 80% of its net assets)
in equity securities of U.S. companies with medium market capitalizations that
Turner believes have strong earnings growth potential.  For this purpose the
Fund considers U.S. companies to include those companies headquarted or doing a substantial portion of their business in the United States.  Midcap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index
("Midcap Growth Index").  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the
Midcap Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Midcap
Growth Index.  Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.  A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the Midcap Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy.  The Fund may also invest in foreign securities, including ADRs.

Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class, Investor Class and Retirement
Class Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.
[12]

                          Best Quarter   Worst Quarter
                             25.92%        (32.32)%
                           (12/31/01)     (09/30/01)

This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell Midcap Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax figures shown are for Investor
Class Shares only and will vary for Institutional Class Shares and Retirement
Class Shares.  The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns TURNER MID CAP GROWTH	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Russell Midcap Growth Index	Russell Midcap Growth Index	[1]	26.38%	4.88%	3.12%
TURNER MID CAP GROWTH - Retirement	Retirement Class Shares Turner Midcap Growth Fund	[2]	26.73%	4.86%	1.06%
TURNER MID CAP GROWTH - Investor	Investor Class Shares Turner Midcap Growth Fund Before taxes on distributions		27.06%	5.17%	1.42%
TURNER MID CAP GROWTH - Investor After Taxes on Distributions	Investor Class Shares Turner Midcap Growth Fund After taxes on distributions		27.06%	5.17%	1.42%
TURNER MID CAP GROWTH - Investor After Taxes on Distributions and Sales	Investor Class Shares Turner Midcap Growth Fund After taxes on distributions and sale of shares		17.59%	4.46%	1.22%
TURNER MID CAP GROWTH - Institutional	Institutional Class Shares Turner Midcap Growth Fund	[3]	27.38%	5.31%	1.49%
[1]	The Russell Midcap Growth Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.
[2]	The inception date for Retirement Class Shares is September 24, 2001. Periods prior to September 24, 2001 represent the performance of Investor Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").
[3]	The inception date for Institutional Class Shares is June 16, 2008. Periods prior to June 16, 2008 represent the performance of Investor Class Shares.

TURNER NEW ENTERPRISE FUND
TURNER NEW ENTERPRISE FUND
Investment Objective
The Turner New Enterprise Fund seeks long-term capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TURNER NEW ENTERPRISE FUND TURNER NEW ENTERPRISE FUND - Investor
Redemption fee	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TURNER NEW ENTERPRISE FUND TURNER NEW ENTERPRISE FUND - Investor
Investment Advisory Fees	[1]	1.39%
Distribution (12b-1) Fees		none
Shareholder Servicing Fee		0.25%
Other Expenses		0.76%
Total Annual Fund Operating Expenses		2.15%
Fee Waivers and Expense Reimbursements	[2]	(0.51%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.64%
[1]	The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the NASDAQ Composite Index and may range from 0.70% to 1.50% depending on the Fund's performance. The performance adjustment is computed based on the average net assets of the Fund over the current month plus the previous 11 months. Because the performance fee is based on the average net assets of the rolling 12 month period, and the base fee is based on the average net assets of the current month, the investment advisory fee shown in the table may be lower or higher than the stated range.
[2]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Other Expenses" (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.25% through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TURNER NEW ENTERPRISE FUND TURNER NEW ENTERPRISE FUND - Investor	167	624	1,108	2,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

Principal Strategy
The Turner New Enterprise Fund invests primarily (at least 80% of its net assets) in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed.  Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund.

Although it may invest in companies of any size, the Fund generally invests in stocks of medium to large-capitalization companies and will generally purchase securities of companies with market capitalizations at the time of purchase of at least  $1 billion.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund will not invest more than 50% of its assets in any one sector of the economy (for example, technology or industrial), and will not invest more than 25% in any one industry or group of industries.  Subject to its investment policy above, during normal market conditions the Fund may invest its assets in cash or cash equivalent securities when it believes that appropriate buying opportunities are not available.

In selecting securities for the Fund, Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.  A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

The Fund invests in companies that Turner believes have strong earnings growth potential.  Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

This bar chart shows the performance of the Fund's Investor Class Shares from year to year for the past ten years.
[13]

                          Best Quarter   Worst Quarter
                             49.54%        (47.02)%
                           (12/31/01)     (09/30/01)

This table compares the Fund's Investor Class Shares' average annual total returns for the periods ended December 31, 2010 to those of the NASDAQ Composite
Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns TURNER NEW ENTERPRISE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
NASDAQ Composite Index	NASDAQ Composite Index	[1]	16.91%	3.76%	0.71%
TURNER NEW ENTERPRISE FUND - Investor	Investor Class Shares Turner New Enterprise Fund Before taxes on distributions		39.30%	7.18%	0.97%
TURNER NEW ENTERPRISE FUND - Investor After Taxes on Distributions	Investor Class Shares Turner New Enterprise Fund After taxes on distributions		39.30%	7.17%	0.96%
TURNER NEW ENTERPRISE FUND - Investor After Taxes on Distributions and Sales	Investor Class Shares Turner New Enterprise Fund After taxes on distributions and sale of shares		25.55%	6.22%	0.83%
[1]	The NASDAQ Composite Index includes the more than 5,000 domestic and non-U.S. based common stocks listed on the NASDAQ stock market. The index is market-value weighted. This means that each company's security affects the index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the index. Because it is so broad-based, the Index is one of the most widely followed and quoted major market indices.

TURNER SMALL CAP GROWTH FUND
TURNER SMALL CAP GROWTH FUND
Investment Objective
The Turner Small Cap Growth Fund seeks capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TURNER SMALL CAP GROWTH FUND TURNER SMALL CAP GROWTH FUND - Investor
Investment Advisory Fees		1.00%
Distribution (12b-1) Fees		none
Shareholder Servicing Fee		0.25%
Other Expenses		0.52%
Total Annual Fund Operating Expenses		1.52%
Fee Waivers and Expense Reimbursements	[1]	(0.27%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.25%
[1]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.25% through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TURNER SMALL CAP GROWTH FUND TURNER SMALL CAP GROWTH FUND - Investor	127	454	803	1,790

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Strategy
The Turner Small Cap Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies with small market capitalizations that Turner believes have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquarted or doing a substantial portion of their business in the United States.  Small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index ("2000
Growth Index").  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate those of the 2000
Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer subject to exceptions for the most heavily weighted securities in the 2000
Growth Index.  Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.  A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the 2000 Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy.  The Fund may also invest in foreign securities, including ADRs.

Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small capitalization companies.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

This bar chart shows changes in the performance of the Fund's Investor
Class Shares from year to year for the past ten years.
[14]

                          Best Quarter   Worst Quarter
                             28.24%        (28.67)%
                           (12/31/01)     (09/30/01)

This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell 2000 Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns TURNER SMALL CAP GROWTH FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Russell 2000 Growth Index	Russell 2000 Growth Index	[1]	29.09%	5.30%	3.78%
TURNER SMALL CAP GROWTH FUND - Investor	Investor Class Shares Before taxes on distributions Turner Small Cap Growth Fund		28.87%	5.96%	3.20%
TURNER SMALL CAP GROWTH FUND - Investor After Taxes on Distributions	Investor Class Shares Turner Small Cap Growth Fund After taxes on distributions		28.87%	5.96%	3.20%
TURNER SMALL CAP GROWTH FUND - Investor After Taxes on Distributions and Sales	Investor Class Shares Turner Small Cap Growth Fund After taxes on distributions and sale of shares		18.77%	5.15%	2.77%
[1]	The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

Turner Global Opportunities Fund
TURNER GLOBAL OPPORTUNITIES FUND
Investment Objective
The Turner Global Opportunities Fund (the "Fund") seeks long-term capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner Global Opportunities Fund		Turner Global Opportunities Fund - Institutional	Turner Global Opportunities Fund - Investor
Investment Advisory Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses	[1]	7.58%	7.83%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		8.34%	8.59%
Fee Waivers and Expense Reimbursements	[2]	(7.23%)	(7.23%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.11%	1.36%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.10% and 1.35%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Turner Global Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Turner Global Opportunities Fund - Institutional	113	1,789
Turner Global Opportunities Fund - Investor	138	1,856

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Strategy
The Turner Global Opportunities Fund will generally invest in common stocks and other equity securities of U.S. and foreign companies that Turner believes have strong earnings growth potential.  For this purpose the Fund considers U.S.
companies to include those companies headquartered or doing a substantial portion of their business in the United States.  All other companies are considered foreign companies.  Under normal market conditions, the Fund will invest significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30% of net assets) in foreign companies.  Investments will generally be in securities of companies with market capitalizations of greater than  $2 billion at the time of purchase.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  From time to time, the Fund may also invest in securities of companies with market capitalizations at the time of purchase that are less than or equal to  $2 billion.

The Fund's portfolio generally will contain between 20 to 40 securities.  The
Fund may trade actively in both U.S. and foreign securities and may invest up to
10% of its assets in emerging markets securities.  Turner will not adhere to strict sector or industry constraints in managing the Fund, which may have a significant exposure to one or more sectors or industries and may have little or no exposure to various other sectors or industries.  The sector allocation of the portfolio will reflect what Turner's portfolio management team believes are its best global growth stock ideas, and by purchasing only those securities
Turner believes are the best stocks within each sector, Turner seeks to minimize the impact of poorly performing sectors on the overall portfolio. Additionally, while Turner will remain "country aware" when selecting securities for the Fund, there are no specific limits on country or region weightings.  Country and regional weightings are a residual of Turner's bottom-up stock selection process, which blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.

A holding will become a sell candidate if Turner detects deterioration in the company's earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints, or for other reasons.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that growth stocks and non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The Fund commenced operations on May 7, 2010 and does not have a full year of performance. Therefore no performance returns are presented.

Turner International Growth Fund
TURNER INTERNATIONAL GROWTH FUND	[15]
Investment Objective
The Turner International Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner International Growth Fund		Turner International Growth Fund - Institutional	Turner International Growth Fund - Investor Class Shares
Investment Advisory Fees		0.85%	0.85%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses		3.08%	3.33%
Total Annual Fund Operating Expenses		3.93%	4.18%
Fee Waivers and Expense Reimbursements	[1]	(2.83%)	(2.83%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.10%	1.35%
[1]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and the Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.10% and 1.35%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Turner International Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner International Growth Fund - Institutional	112	938	1,781	3,969
Turner International Growth Fund - Investor Class Shares	137	1,011	1,899	4,184

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio.

Principal Strategy
The Turner International Growth Fund invests primarily (at least 80% of its net assets) in equity securities of international non-U.S. companies with market capitalizations at the time of purchase greater than  $2 billion that Turner believes have strong earnings growth potential.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the MSCI World Growth ex-U.S. Index ("World Growth ex-U.S.
Index"). Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the
World Growth ex-U.S. Index. The Fund will generally invest in securities of issuers based in the countries represented in the World Growth ex-U.S. Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the World
Growth ex-U.S. Index.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented international equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to risks due to its foreign investments.  Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability.  Foreign stocks may be more volatile and less liquid than U.S.
stocks.  The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole.  The Fund invests in companies that Turner believes have strong earnings growth potential.  Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class Shares and Investor Class Shares will differ due to differences in expenses.

This bar chart shows changes in the
performance of the Fund's Institutional Class Shares from year to year since the
Fund's inception.
[16]

                          Best Quarter   Worst Quarter
                             26.28%        (27.03)%
                           (06/30/09)     (09/30/08)

This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the MSCI World Growth ex-U.S. Index.
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax figures shown are for
Institutional Class Shares only and will vary for Investor Class Shares.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Turner International Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
MSCI World Growth ex-U.S. Index	MSCI World Growth ex-U.S. Index	[1]	13.42%	0.07%	Jan 31, 2007
Turner International Growth Fund - Institutional	Institutional Class Shares Turner International Growth Fund Before taxes on distributions		26.84%	3.75%	Jan 31, 2007
Turner International Growth Fund - Institutional After Taxes on Distributions	Institutional Class Shares Turner International Growth Fund After taxes on distributions		26.68%	3.35%	Jan 31, 2007
Turner International Growth Fund - Institutional After Taxes on Distributions and Sales	Institutional Class Shares Turner International Growth Fund After taxes on distributions and sale of shares		17.65%	2.99%	Jan 31, 2007
Turner International Growth Fund - Investor Class Shares	Investor Class Shares Turner International Growth Fund	[2]	26.44%	3.66%	Oct 31, 2008
[1]	The MSCI World Growth ex-U.S. Index is a market capitalization weighted index (companies with larger market capitalizations have more influence than those with smaller market capitalizations) designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States.
[2]	The inception date for Investor Class Shares is October 31, 2008. Periods prior to October 31, 2008 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").

[1]	The above information is based on a calendar year. The Fund's Investor Class Shares commenced operations on March 4, 2002.
[2]	The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares commenced operations on June 30, 2008.
[3]	The performance shown above is based on a calendar year. The Fund's Institutional Class commenced operations on October 10, 2005.
[4]	The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares commenced operations on June 14, 2000.
[5]	The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on May 7, 2009.
[6]	The above information is based on a calendar year. The Fund's Class C Shares commenced operations on July 14, 2009.
[7]	The performance shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on June 30, 1999.
[8]	Existing shareholders of Investor Class Shares of the Fund that are eligible to hold Institutional Class Shares may exchange their Investor Class Shares for Institutional Class Shares.
[9]	The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on February 27, 1998.
[10]	Formerly known as Turner Core Growth Fund.
[11]	The performance shown above is based on a calendar year. From its inception on February 28, 2001 until May 7, 2004, the Fund operated as the Turner Tax Managed U.S. Equity Fund, a portfolio of the Turner Funds and was advised by Turner. On May 7, 2004, the Turner Tax Managed U.S. Equity Fund was reorganized into the Constellation TIP Tax Managed U.S. Equity Fund - Class II, and was advised by Constellation Investment Management Company, L.P. and was sub-advised by Turner. Effective January 31, 2005, the Constellation TIP Tax Managed U.S. Equity Fund - Class II changed its name to the Constellation TIP Core Growth Fund - Class II and changed its non-fundamental investment objective to eliminate any reference to seeking to minimize the impact of taxes on returns earned by shareholders. On February 25, 2005, the Constellation TIP Core Growth Fund - Class II was reorganized into the Turner Large Growth Fund (formerly the Turner Core Growth Fund) - Class I (now Institutional Class).
[12]	The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on October 1, 1996.
[13]	The performance shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on June 30, 2000.
[14]	The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on February 7, 1994.
[15]	Formerly known as the Turner International Core Growth Fund.
[16]	The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares commenced operations on January 31, 2007.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	TURNER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001006783
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
TURNER SMALL CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER SMALL CAP EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Turner Small Cap Equity Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Management LLC ("TIM" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.20% and 1.45%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. TIM may discontinue this arrangement at any time after January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 189% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	189.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Turner Small Cap Equity Fund invests primarily (at least 80% of its net assets) in equity securities of small capitalization companies that the adviser,
TIM, believes have the potential for long-term growth and that are attractively priced.  Most of these companies are based in the U.S., but some may be headquartered or doing a substantial portion of their business overseas. In pursuing its objective, the Fund may invest in securities convertible into small cap equity securities and securities issued by non-U.S. small cap companies.
The Fund defines a small capitalization company as one that has a market capitalization at the time of purchase that is within the range of market capitalizations represented in the Russell 2000 Index. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

The Fund invests in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios.  TIM looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIM believes can generate and sustain long-term growth.  TIM employs a quantitative approach to determine whether a company's share price reflects its perceived value.

The Fund may buy and sell securities frequently as part of its investment strategy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of small cap equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Small cap stocks may be very volatile and the price movements of the Fund's shares may reflect that volatility.  Such volatility may make selling a large quantity of shares of one issuer more difficult.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United
States.

In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year since the Fund's inception.
			[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
                          Best Quarter   Worst Quarter
                             18.81%        (25.45)%
                           (06/30/03)     (12/31/08)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell 2000 Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns, Column Name	rr_AverageAnnualReturnColumnName
Average Annual Total Returns (for the periods ended December 31, 2010)

TURNER SMALL CAP EQUITY FUND | TURNER SMALL CAP EQUITY FUND - Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSEIX
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	583
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,044
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,322
Annual Return 2003	rr_AnnualReturn2003	49.47%
Annual Return 2004	rr_AnnualReturn2004	15.11%
Annual Return 2005	rr_AnnualReturn2005	5.77%
Annual Return 2006	rr_AnnualReturn2006	11.74%
Annual Return 2007	rr_AnnualReturn2007	0.38%
Annual Return 2008	rr_AnnualReturn2008	(38.65%)
Annual Return 2009	rr_AnnualReturn2009	22.12%
Annual Return 2010	rr_AnnualReturn2010	22.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.45%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Small Cap Equity Fund Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
TURNER SMALL CAP EQUITY FUND | TURNER SMALL CAP EQUITY FUND - Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Small Cap Equity Fund After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.22%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
TURNER SMALL CAP EQUITY FUND | TURNER SMALL CAP EQUITY FUND - Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Small Cap Equity Fund After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
TURNER SMALL CAP EQUITY FUND | TURNER SMALL CAP EQUITY FUND - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSEEX
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	506
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	915
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,057
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Small Cap Equity Fund	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2009
TURNER SMALL CAP EQUITY FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2002
Turner Quantitative Broad Market Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER QUANTITATIVE BROAD MARKET EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Turner Quantitative Broad Market Equity Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.64% and 0.89%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 164% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	164.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Turner Quantitative Broad Market Equity Fund invests primarily (at least 80%
of its net assets) in equity securities of companies in the broad U.S. equity markets. The Fund invests in securities of companies that Turner believes, based on its proprietary quantitative model, exhibit characteristics that are predictive of future share price outperformance. Companies in the broad U.S.
equity markets generally means companies with market capitalizations at the time of purchase of more than  $700 million. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.
The primary performance benchmark for the Fund is the Russell 3000 Index and a secondary performance benchmark is the S&P 500 Index.

The Fund will invest in securities of companies across market sectors and will primarily seek to maintain sector concentrations that approximate those of the
Russell 3000 Index.  It is expected that the Fund will generally hold between 75 to 115 securities. The Fund may trade and invest actively in both U.S. and foreign securities that are traded in the U.S., which may take the form of sponsored or unsponsored American Depositary Receipts.

The Adviser will monitor the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. The Adviser will attempt to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Adviser will seek to reduce or eliminate the Fund's exposure to such positions, which may result in temporary investments in cash and cash equivalents. A security may be sold in order for the Fund to adhere to its capitalization and capacity constraints, because of a change in its predictive characteristics, or for other reasons.

The Fund may buy and sell securities frequently as part of its investment strategy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class Shares and Investor Class Shares will differ due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
This bar chart shows changes in the
performance of the Fund's Institutional Class Shares from year to year since the
Fund's inception.
			[5]
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter   Worst Quarter
   21.49%        (12.49)%
 (09/30/09)     (06/30/10)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Class Shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell 3000 Index and the S&P 500
Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Class Shares.
The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Turner Quantitative Broad Market Equity Fund | Turner Quantitative Broad Market Equity Fund - Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBMFX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.73%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.83%)	[6]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,469
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,799
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,927
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Quantitative Broad Market Equity Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Turner Quantitative Broad Market Equity Fund | Turner Quantitative Broad Market Equity Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBMEX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.64%)	[6]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,075
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,498
Annual Return 2009	rr_AnnualReturn2009	29.53%
Annual Return 2010	rr_AnnualReturn2010	14.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.49%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Quantitative Broad Market Equity Fund Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Turner Quantitative Broad Market Equity Fund | Turner Quantitative Broad Market Equity Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Quantitative Broad Market Equity Fund After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Turner Quantitative Broad Market Equity Fund | Turner Quantitative Broad Market Equity Fund - Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Quantitative Broad Market Equity Fund After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Turner Quantitative Broad Market Equity Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Turner Quantitative Broad Market Equity Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Index	[8]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
TURNER QUANTITATIVE LARGE CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER QUANTITATIVE LARGE CAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Turner Quantitative Large Cap Value Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% and 0.94%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 201% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	201.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Turner Quantitative Large Cap Value Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies with large market capitalizations that Turner believes, based on its quantitative model are undervalued relative to the market or to their historic valuation.  Large cap companies are defined by the Fund for this purpose as companies with market capitalizations of  $3 billion or more at the time of purchase. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

The Fund's strategy is based on Turner's proprietary quantitative model, which seeks to identify attractive large cap value securities based on such value characteristics as price to cash flow, price to earnings and price to book value ratios, among other factors.  The Fund will seek to maintain sector weightings that approximate those of the Russell 1000 Value Index.

The Fund may buy and sell securities frequently as part of its investment strategy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that large capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.  The Fund invests in companies that Turner believes, based on its quantitative model are undervalued relative to the market or to their historic valuation.  Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

Despite being "diversified" within the meaning of the Investment Company Act of
1940, because it focuses primarily on U.S. value companies, the Fund generally will hold fewer stocks in larger percentage amounts than funds that are more broadly diversified and with a different focus.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
This bar chart shows changes in the performance of
the Fund's Institutional Class Shares from year to year since the Fund's inception.
			[9]
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter   Worst Quarter
   18.25%        (20.82)%
 (09/30/09)     (12/31/08)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell 1000 Value Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares.  Your after-tax returns may differ from those shown.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
TURNER QUANTITATIVE LARGE CAP VALUE FUND | TURNER QUANTITATIVE LARGE CAP VALUE FUND - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLVFX
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	12.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.61%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(11.92%)	[10]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,505
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,583
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,542
Annual Return 2006	rr_AnnualReturn2006	17.32%
Annual Return 2007	rr_AnnualReturn2007	8.19%
Annual Return 2008	rr_AnnualReturn2008	(35.25%)
Annual Return 2009	rr_AnnualReturn2009	11.92%
Annual Return 2010	rr_AnnualReturn2010	12.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.82%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Quantitative Large Cap Value Fund Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 2005
TURNER QUANTITATIVE LARGE CAP VALUE FUND | TURNER QUANTITATIVE LARGE CAP VALUE FUND - Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Quantitative Large Cap Value Fund After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 2005
TURNER QUANTITATIVE LARGE CAP VALUE FUND | TURNER QUANTITATIVE LARGE CAP VALUE FUND - Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Quantitative Large Cap Value Fund After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 2005
TURNER QUANTITATIVE LARGE CAP VALUE FUND | TURNER QUANTITATIVE LARGE CAP VALUE FUND - Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLVEX
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	12.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.82%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(11.88%)	[10]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,559
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,653
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,611
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Quantitative Large Cap Value Fund	[11]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2008
TURNER QUANTITATIVE LARGE CAP VALUE FUND | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index	[12]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 2005
TURNER LARGE CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER LARGE CAP GROWTH FUND (CLOSED TO NEW INVESTORS)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Turner Large Cap Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% and 0.94%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 149% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	149.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Turner Large Cap Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies with very large market capitalizations that Turner believes have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquarted or doing a substantial portion of their business in the United
States.  Large cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Top 200 Growth
Index (the "Growth Index"), the Fund's current benchmark.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund may also purchase securities of smaller companies that offer growth potential.  The Fund invests in securities of companies that are diversified across economic sectors and will attempt to maintain sector concentrations that approximate those of the Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the Growth
Index.  Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.  A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy.  The Fund may also invest in foreign securities, including American
Depositary Receipts ("ADRs").

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.  The Fund invests in companies that Turner believes have strong earnings growth potential.  Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund.  As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

In addition, because it focuses primarily on U.S. growth companies, the Fund generally will hold fewer stocks in larger percentage amounts than funds that are more broadly diversified and with a different focus.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

This bar chart shows changes in the performance of the Fund's Institutional
Class Shares from year to year for the past ten years(1).  The performance of
Institutional Class and Investor Class Shares will differ due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
This bar chart shows changes in the performance of the Fund's Institutional
Class Shares from year to year for the past ten years .  The performance of
Institutional Class and Investor Class Shares will differ due to differences in expenses.
			[13]
Bar Chart, Closing	rr_BarChartClosingTextBlock
                           Best Quarter   Worst Quarter
                              16.80%        (24.74)%
                            (06/30/03)     (12/31/08)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Class Shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell Top 200 Growth Index and the
Russell 1000 Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax figures shown are for Institutional Class Shares only and will vary for Investor
Class Shares.  The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
TURNER LARGE CAP GROWTH FUND | TURNER LARGE CAP GROWTH FUND - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSGEX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[14]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	285
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	518
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,186
Annual Return 2001	rr_AnnualReturn2001	(23.49%)
Annual Return 2002	rr_AnnualReturn2002	(31.61%)
Annual Return 2003	rr_AnnualReturn2003	35.34%
Annual Return 2004	rr_AnnualReturn2004	5.45%
Annual Return 2005	rr_AnnualReturn2005	4.60%
Annual Return 2006	rr_AnnualReturn2006	5.19%
Annual Return 2007	rr_AnnualReturn2007	18.00%
Annual Return 2008	rr_AnnualReturn2008	(49.42%)
Annual Return 2009	rr_AnnualReturn2009	35.77%
Annual Return 2010	rr_AnnualReturn2010	18.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.74%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Large Cap Growth Fund Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.38%)
TURNER LARGE CAP GROWTH FUND | TURNER LARGE CAP GROWTH FUND - Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Large Cap Growth Fund After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.44%)
TURNER LARGE CAP GROWTH FUND | TURNER LARGE CAP GROWTH FUND - Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Large Cap Growth Fund After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.02%)
TURNER LARGE CAP GROWTH FUND | TURNER LARGE CAP GROWTH FUND - Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSGFX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[14]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	652
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,474
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Large Cap Growth Fund	[15]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.12%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.63%)
TURNER LARGE CAP GROWTH FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index	[16]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
TURNER LARGE CAP GROWTH FUND | Russell Top 200 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Top 200 Growth Index	[17]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.89%)
Turner Spectrum Fund | Turner Spectrum Fund - Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSPCX
Risk/Return, Heading	rr_RiskReturnHeading	TURNER SPECTRUM FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Turner Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.15%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[18]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 1,808% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1808.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,567
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,392
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following eight Investment Strategies:
(1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services;
(4) Global Medical Sciences; (5) Select Opportunities; (6) Market Neutral;
(7) Titan; and (8) Global Resources and Infrastructure. Although the weightings of each Investment Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 12.5% of its assets to each Investment Strategy.

The investment approach and process for each Investment Strategy is as follows:

For each Investment Strategy, security selection is not based on company size, but rather on an assessment of a company's prospects.  Investments are selected by using a combination of quantitative and fundamental research and analysis.

The Global Consumer Strategy invests primarily in stocks of companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Consumer Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Long/Short Equity Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Long/Short Equity Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Long/Short
Equity Strategy's holdings may generally range from small companies with over
 $250 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Long/Short Equity Strategy typically holds between
15 and 75 securities long and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in stocks of companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  The Global Financial Services Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Financial Services
Strategy typically holds between 15 and 75 securities long, and between 15 and
75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Medical Sciences Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The
Select Opportunities Strategy's holdings may generally range from small companies with over  $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Market Neutral Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Market
Neutral Strategy's holdings may generally range from small companies with over
 $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Market Neutral Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Titan Strategy's holdings will be global and diversified. The Titan
Strategy typically holds between 20 and 60 securities long and between 20 and 60 securities short, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan
Strategy's net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Glo Resources and Infrastructure
Strategy's holdings generally may range from small companies with over  $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

The Investment Strategies may utilize short sales and options.  They may also invest in exchange traded funds ("ETFs").

The Fund will buy and sell securities frequently as part of its investment strategy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors.  To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with health care-related companies.
Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with financial services companies.
Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level. In addition, profitability of companies in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions.  Businesses in the financial services sector often operate with substantial financial leverage.

The Fund is subject to the risks associated with resource-related companies.
Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending.  These companies are also affected by governmental regulation, world events and global economic conditions.  Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition.
Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies.  Finally, companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

The Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies' rates to be approved by an oversight agency.  Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing.  Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own.  Finally, the growth in planned infrastructure development has led to a shortage of qualified project managers and firms.  This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.

The Fund is subject to the risks associated with selling securities short.  A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.  The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments.  Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability.  Foreign stocks may be more volatile and less liquid than U.S.
stocks.  The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund is subject to risks associated with the use of options, including:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs.  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
This bar chart shows changes in the performance of
the Fund's Institutional Class Shares from year to year since the Fund's inception.
			[19]
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the S&P 500 Index, Barclays Capital U.S.
Aggregate Bond Index and Lipper Long/Short Equity Funds Classification.
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  The after-tax figures shown are for Institutional Class Shares only and will vary for Investor
Shares.  Your after-tax returns may differ from those shown.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Spectrum Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Investor | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Investor | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index	[20]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Investor | Lipper Long/Short Equity Funds Classification
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Long/Short Equity Funds Classification	[21]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSPEX
Risk/Return, Heading	rr_RiskReturnHeading	TURNER SPECTRUM FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Turner Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.88%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[18]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in
 higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 1,808% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1808.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	804
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,436
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,138
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following eight Investment Strategies:
(1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services;
(4) Global Medical Sciences; (5) Select Opportunities; (6) Market Neutral;
(7) Titan; and (8) Global Resources and Infrastructure. Although the weightings of each Investment Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 12.5% of its assets to each Investment Strategy.

The investment approach and process for each Investment Strategy is as follows:

For each Investment Strategy, security selection is not based on company size, but rather on an assessment of a company's prospects.  Investments are selected by using a combination of quantitative and fundamental research and analysis.

The Global Consumer Strategy invests primarily in stocks of companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Consumer Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Long/Short Equity Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Long/Short Equity Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Long/Short
Equity Strategy's holdings may generally range from small companies with over
 $250 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Long/Short Equity Strategy typically holds between
15 and 75 securities long and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in stocks of companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  The Global Financial Services Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Financial Services
Strategy typically holds between 15 and 75 securities long, and between 15 and
75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Medical Sciences Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The
Select Opportunities Strategy's holdings may generally range from small companies with over  $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Market Neutral Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Market
Neutral Strategy's holdings may generally range from small companies with over
 $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Market Neutral Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Titan Strategy's holdings will be global and diversified. The Titan
Strategy typically holds between 20 and 60 securities long and between 20 and 60 securities short, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Resources and Infrastructure
Strategy's holdings generally may range from small companies with over  $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

The Investment Strategies may utilize short sales and options.  They may also invest in exchange traded funds ("ETFs").

The Fund will buy and sell securities frequently as part of its investment strategy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors.  To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with health care-related companies.
Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with financial services companies.
Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level. In addition, profitability of companies in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions.  Businesses in the financial services sector often operate with substantial financial leverage.

The Fund is subject to the risks associated with resource-related companies.
Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending.  These companies are also affected by governmental regulation, world events and global economic conditions.  Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition.
Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies.  Finally, companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

The Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies' rates to be approved by an oversight agency.  Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing.  Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own.  Finally, the growth in planned infrastructure development has led to a shortage of qualified project managers and firms.  This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.

The Fund is subject to the risks associated with selling securities short.  A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.  The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments.  Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability.  Foreign stocks may be more volatile and less liquid than U.S.
stocks.  The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund is subject to risks associated with the use of options, including:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs.  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
This bar chart shows changes in the performance of
the Fund's Institutional Class Shares from year to year since the Fund's inception.
			[19]
Annual Return 2010	rr_AnnualReturn2010	5.41%
Bar Chart, Closing	rr_BarChartClosingTextBlock
                          Best Quarter   Worst Quarter
                             6.19%          (3.80)%
                           (12/31/10)     (06/30/10)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.80%)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the S&P 500 Index, Barclays Capital U.S.
Aggregate Bond Index and Lipper Long/Short Equity Funds Classification.
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  The after-tax figures shown are for Institutional Class Shares only and will vary for Investor
Shares.  Your after-tax returns may differ from those shown.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Spectrum Fund Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Institutional | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Institutional | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index	[20]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Institutional | Lipper Long/Short Equity Funds Classification
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Long/Short Equity Funds Classification	[21]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Spectrum Fund After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Spectrum Fund After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSCCX
Risk/Return, Heading	rr_RiskReturnHeading	TURNER SPECTRUM FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Turner Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.85%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[22]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95% through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 1,808% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1808.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	398
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,093
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,906
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,022
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	298
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,093
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,906
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,022
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following eight Investment Strategies:
(1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services;
(4) Global Medical Sciences; (5) Select Opportunities; (6) Market Neutral;
(7) Titan; and (8) Global Resources and Infrastructure. Although the weightings of each Investment Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 12.5% of its assets to each Investment Strategy.

The investment approach and process for each Investment Strategy is as follows:

For each Investment Strategy, security selection is not based on company size, but rather on an assessment of a company's prospects.  Investments are selected by using 0a combination of quantitative and fundamental research and analysis.

The Global Consumer Strategy invests primarily in stocks of companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Consumer Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Long/Short Equity Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Long/Short Equity Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Long/Short
Equity Strategy's holdings may generally range from small companies with over
 $250 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Long/Short Equity Strategy typically holds between
15 and 75 securities long and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in stocks of companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  The Global Financial Services Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Financial Services
Strategy typically holds between 15 and 75 securities long, and between 15 and
75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Medical Sciences Strategy's holdings may generally range from small companies with over  $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The
Select Opportunities Strategy's holdings may generally range from small companies with over  $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  Investments may also be made in other sectors of the equity markets.  The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the
Market Neutral Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Market
Neutral Strategy's holdings may generally range from small companies with over
 $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Market Neutral Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Titan Strategy's holdings will be global and diversified. The Titan
Strategy typically holds between 20 and 60 securities long and between 20 and 60 securities short, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Resources and Infrastructure
Strategy's holdings generally may range from small companies with over  $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

The Investment Strategies may utilize short sales and options.  They may also invest in exchange traded funds ("ETFs").

The Fund will buy and sell securities frequently as part of its investment strategy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors.  To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with health care-related companies.
Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with financial services companies.
Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level. In addition, profitability of companies in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions.  Businesses in the financial services sector often operate with substantial financial leverage.

The Fund is subject to the risks associated with resource-related companies.
Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending.  These companies are also affected by governmental regulation, world events and global economic conditions.  Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition.
Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies.  Finally, companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

The Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies' rates to be approved by an oversight agency.  Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing.  Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own.  Finally, the growth in planned infrastructure development has led to a shortage of qualified project managers and firms.  This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.

The Fund is subject to the risks associated with selling securities short.  A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.  The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments.  Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability.  Foreign stocks may be more volatile and less liquid than U.S.
stocks.  The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund is subject to risks associated with the use of options, including:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs.  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities
they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
This bar chart shows changes in the performance of the Fund's Class C Shares
(excluding sales charges, which if included, would cause return(s) to be lower)
from year to year since the Fund's inception.
			[23]
Annual Return 2010	rr_AnnualReturn2010	4.42%
Bar Chart, Closing	rr_BarChartClosingTextBlock
                          Best Quarter   Worst Quarter
                             5.88%          (4.00)%
                           (12/31/10)      (6/30/10)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's Class C Shares average annual total returns for the periods ended December 31, 2010 to those of the S&P 500 Index, Barclays
Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds
Classification.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
The after-tax figures shown are for Class C Shares only.  Your after-tax returns may differ from those shown.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Turner Spectrum Fund Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Class C Shares | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception Secondary	ck0001006783_AverageAnnualReturnSinceInceptionSecondary	30.19%
Average Annual Returns, Inception Date Secondary	ck0001006783_AverageAnnualReturnInceptionDateSecondary	Jul 14, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Class C Shares | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index	[20]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception Secondary	ck0001006783_AverageAnnualReturnSinceInceptionSecondary	6.35%
Average Annual Returns, Inception Date Secondary	ck0001006783_AverageAnnualReturnInceptionDateSecondary	Jul 14, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Class C Shares | Lipper Long/Short Equity Funds Classification
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Long/Short Equity Funds Classification	[21]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.79%
Average Annual Returns, Since Inception Secondary	ck0001006783_AverageAnnualReturnSinceInceptionSecondary	14.75%	[24]
Average Annual Returns, Inception Date Secondary	ck0001006783_AverageAnnualReturnInceptionDateSecondary	Jul 9, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Class C Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Turner Spectrum Fund After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2009
Turner Spectrum Fund | Turner Spectrum Fund - Class C Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Turner Spectrum Fund After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2009
TURNER CONCENTRATED GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER CONCENTRATED GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Turner Concentrated Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Other Expenses" (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.25% through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 215% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	215.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Turner Concentrated Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies, regardless of their market capitalization, that Turner believes have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United
States.  The Fund's portfolio generally will contain between 15 to 30 stocks.
While it will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure to one or more sectors of the economy, such as the technology sector.  Subject to its investment policy above, during normal market conditions the Fund may invest its assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available.  Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.  A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.

The Fund may buy and sell securities frequently as part of its investment strategy.  The Fund may also invest in foreign securities, including American
Depositary Receipts ("ADRs").

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of concentrated equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the technology sector.  To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.  Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the technology sector, and the Fund's concentration in technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund.  As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
This bar chart shows the performance of the Fund's Investor Class Shares from year to year for the past ten years.
			[25]
Bar Chart, Closing	rr_BarChartClosingTextBlock
                          Best Quarter   Worst Quarter
                             31.77%        (39.66)%
                           (12/31/01)     (03/31/01)

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The following table compares the Fund's Investor Class Shares' average annual total returns for the periods ended December 31, 2010 to those of the S&P 500
Index and the Russell 1000 Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
TURNER CONCENTRATED GROWTH FUND | TURNER CONCENTRATED GROWTH FUND - Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTOPX
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.26%	[26]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[27]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	568
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,007
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,230
Annual Return 2001	rr_AnnualReturn2001	(38.94%)
Annual Return 2002	rr_AnnualReturn2002	(45.72%)
Annual Return 2003	rr_AnnualReturn2003	60.19%
Annual Return 2004	rr_AnnualReturn2004	1.06%
Annual Return 2005	rr_AnnualReturn2005	13.34%
Annual Return 2006	rr_AnnualReturn2006	5.56%
Annual Return 2007	rr_AnnualReturn2007	32.96%
Annual Return 2008	rr_AnnualReturn2008	(59.66%)
Annual Return 2009	rr_AnnualReturn2009	51.84%
Annual Return 2010	rr_AnnualReturn2010	18.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.66%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Concentrated Growth Fund Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(4.65%)
TURNER CONCENTRATED GROWTH FUND | TURNER CONCENTRATED GROWTH FUND - Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Concentrated Growth Fund After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(4.66%)
TURNER CONCENTRATED GROWTH FUND | TURNER CONCENTRATED GROWTH FUND - Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Concentrated Growth Fund After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.82%)
TURNER CONCENTRATED GROWTH FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
TURNER CONCENTRATED GROWTH FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index	[16]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Turner Emerging Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER EMERGING GROWTH FUND (CLOSED TO NEW INVESTORS)	[28]
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Emerging Growth Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.15% and 1.40%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Turner Emerging Growth Fund's principal investment strategy is to invest primarily in equity securities of U.S. companies with small and very small market capitalizations that Turner believes have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the
United States.  Small cap and very small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those companies included in the Russell 2000 Growth
Index.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund invests in securities of companies that are diversified across economic sectors and will attempt to maintain sector concentrations that approximate those of the 2000
Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the 2000
Growth Index.  Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.  A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the 2000 Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy.  The Fund may also invest in foreign securities, including ADRs.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small and very small capitalization companies.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.  Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.
			[29]
Bar Chart, Closing	rr_BarChartClosingTextBlock
                          Best Quarter   Worst Quarter
                             24.63%        (30.67)%
                           (12/31/01)     (12/31/08)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell 2000 Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax figures shown are for Investor Class
Shares only and will vary for Institutional Class Shares.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Turner Emerging Growth Fund | Turner Emerging Growth Fund - Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCGX
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[30]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	832
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Annual Return 2001	rr_AnnualReturn2001	18.60%
Annual Return 2002	rr_AnnualReturn2002	(20.04%)
Annual Return 2003	rr_AnnualReturn2003	49.26%
Annual Return 2004	rr_AnnualReturn2004	23.19%
Annual Return 2005	rr_AnnualReturn2005	10.86%
Annual Return 2006	rr_AnnualReturn2006	14.65%
Annual Return 2007	rr_AnnualReturn2007	17.34%
Annual Return 2008	rr_AnnualReturn2008	(43.05%)
Annual Return 2009	rr_AnnualReturn2009	26.77%
Annual Return 2010	rr_AnnualReturn2010	29.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.67%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Emerging Growth Fund Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.28%
Turner Emerging Growth Fund | Turner Emerging Growth Fund - Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Emerging Growth Fund After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.53%
Turner Emerging Growth Fund | Turner Emerging Growth Fund - Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Emerging Growth Fund After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.16%
Turner Emerging Growth Fund | Turner Emerging Growth Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCOX
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[30]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	399
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	700
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Turner Emerging Growth Fund - Institutional Class Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.34%
Turner Emerging Growth Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index	[31]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
TURNER LARGE GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER LARGE GROWTH FUND	[32]
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Turner Large Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% and 0.94%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 178% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	178.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Turner Large Growth Fund invests primarily (at least 80% of its net assets)
in equity securities of companies with large market capitalizations that Turner believes have strong earnings growth potential.  Large cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase of  $3 billion or more.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund invests in securities of companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time.  While the Fund typically invests in the equity securities of large sized companies, it may invest in companies of any size or in any industry in order to achieve its objective.  In selecting companies for the
Fund, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital.  Turner generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The Fund may buy and sell securities frequently as part of its investment strategy.  The Fund may also invest in foreign securities, including ADRs.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth oriented equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.  The Fund invests in companies that Turner believes have strong earnings growth potential.  Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
This bar chart shows changes in the performance of
the Fund's Institutional Class Shares from year to year since its inception.
			[33]
Bar Chart, Closing	rr_BarChartClosingTextBlock
                          Best Quarter   Worst Quarter
                             15.61%        (26.21)%
                           (06/30/03)     (12/31/08)

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell 1000 Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax figures shown are for Institutional
Class Shares only and will vary for Investor Class Shares.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
TURNER LARGE GROWTH FUND | TURNER LARGE GROWTH FUND - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTMEX
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[34]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	465
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,056
Annual Return 2002	rr_AnnualReturn2002	(27.11%)
Annual Return 2003	rr_AnnualReturn2003	34.79%
Annual Return 2004	rr_AnnualReturn2004	10.61%
Annual Return 2005	rr_AnnualReturn2005	13.98%
Annual Return 2006	rr_AnnualReturn2006	9.40%
Annual Return 2007	rr_AnnualReturn2007	22.24%
Annual Return 2008	rr_AnnualReturn2008	(48.65%)
Annual Return 2009	rr_AnnualReturn2009	38.42%
Annual Return 2010	rr_AnnualReturn2010	13.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.21%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Large Growth Fund Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.01%	[35]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2001
TURNER LARGE GROWTH FUND | TURNER LARGE GROWTH FUND - Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Large Growth Fund After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.94%	[35]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2001
TURNER LARGE GROWTH FUND | TURNER LARGE GROWTH FUND - Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Large Growth Fund After taxes on distributions and sales of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.69%	[35]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2001
TURNER LARGE GROWTH FUND | TURNER LARGE GROWTH FUND - Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCGFX
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[34]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,347
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Large Growth Fund	[36]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2005
TURNER LARGE GROWTH FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index	[16]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2001
TURNER MID CAP GROWTH
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER MIDCAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Turner Midcap Growth Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares, Investor Class Shares and Retirement Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.93%, 1.18% and 1.43%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Turner Midcap Growth Fund invests primarily (at least 80% of its net assets)
in equity securities of U.S. companies with medium market capitalizations that
Turner believes have strong earnings growth potential.  For this purpose the
Fund considers U.S. companies to include those companies headquarted or doing a substantial portion of their business in the United States.  Midcap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index
("Midcap Growth Index").  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the
Midcap Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Midcap
Growth Index.  Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.  A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the Midcap Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy.  The Fund may also invest in foreign securities, including ADRs.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class, Investor Class and Retirement
Class Shares will differ due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.
			[37]
Bar Chart, Closing	rr_BarChartClosingTextBlock
                          Best Quarter   Worst Quarter
                             25.92%        (32.32)%
                           (12/31/01)     (09/30/01)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares and Retirement Class Shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell Midcap Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax figures shown are for Investor
Class Shares only and will vary for Institutional Class Shares and Retirement
Class Shares.  The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
TURNER MID CAP GROWTH | TURNER MID CAP GROWTH - Retirement
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMIIX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[38]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	825
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,815
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Retirement Class Shares Turner Midcap Growth Fund	[39]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.06%
TURNER MID CAP GROWTH | TURNER MID CAP GROWTH - Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGFX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[38]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	396
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	693
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,536
Annual Return 2001	rr_AnnualReturn2001	(28.38%)
Annual Return 2002	rr_AnnualReturn2002	(32.86%)
Annual Return 2003	rr_AnnualReturn2003	49.56%
Annual Return 2004	rr_AnnualReturn2004	11.05%
Annual Return 2005	rr_AnnualReturn2005	12.03%
Annual Return 2006	rr_AnnualReturn2006	6.72%
Annual Return 2007	rr_AnnualReturn2007	24.44%
Annual Return 2008	rr_AnnualReturn2008	(48.64%)
Annual Return 2009	rr_AnnualReturn2009	48.47%
Annual Return 2010	rr_AnnualReturn2010	27.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.32%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Midcap Growth Fund Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
TURNER MID CAP GROWTH | TURNER MID CAP GROWTH - Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Midcap Growth Fund After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
TURNER MID CAP GROWTH | TURNER MID CAP GROWTH - Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Midcap Growth Fund After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.22%
TURNER MID CAP GROWTH | TURNER MID CAP GROWTH - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGEX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[38]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	559
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,250
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner Midcap Growth Fund	[40]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.49%
TURNER MID CAP GROWTH | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index	[41]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
TURNER NEW ENTERPRISE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER NEW ENTERPRISE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Turner New Enterprise Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Other Expenses" (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.25% through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Turner New Enterprise Fund invests primarily (at least 80% of its net assets) in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed.  Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund.

Although it may invest in companies of any size, the Fund generally invests in stocks of medium to large-capitalization companies and will generally purchase securities of companies with market capitalizations at the time of purchase of at least  $1 billion.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund will not invest more than 50% of its assets in any one sector of the economy (for example, technology or industrial), and will not invest more than 25% in any one industry or group of industries.  Subject to its investment policy above, during normal market conditions the Fund may invest its assets in cash or cash equivalent securities when it believes that appropriate buying opportunities are not available.

In selecting securities for the Fund, Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.  A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints.

The Fund may buy and sell securities frequently as part of its investment strategy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

The Fund invests in companies that Turner believes have strong earnings growth potential.  Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
This bar chart shows the performance of the Fund's Investor Class Shares from year to year for the past ten years.
			[42]
Bar Chart, Closing	rr_BarChartClosingTextBlock
                          Best Quarter   Worst Quarter
                             49.54%        (47.02)%
                           (12/31/01)     (09/30/01)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's Investor Class Shares' average annual total returns for the periods ended December 31, 2010 to those of the NASDAQ Composite
Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
TURNER NEW ENTERPRISE FUND | TURNER NEW ENTERPRISE FUND - Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBTBX
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.39%	[43]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[44]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,443
Annual Return 2001	rr_AnnualReturn2001	(38.42%)
Annual Return 2002	rr_AnnualReturn2002	(47.15%)
Annual Return 2003	rr_AnnualReturn2003	92.69%
Annual Return 2004	rr_AnnualReturn2004	11.58%
Annual Return 2005	rr_AnnualReturn2005	11.27%
Annual Return 2006	rr_AnnualReturn2006	9.32%
Annual Return 2007	rr_AnnualReturn2007	30.00%
Annual Return 2008	rr_AnnualReturn2008	(56.11%)
Annual Return 2009	rr_AnnualReturn2009	62.76%
Annual Return 2010	rr_AnnualReturn2010	39.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	49.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.02%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner New Enterprise Fund Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	39.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.97%
TURNER NEW ENTERPRISE FUND | TURNER NEW ENTERPRISE FUND - Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner New Enterprise Fund After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	39.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.96%
TURNER NEW ENTERPRISE FUND | TURNER NEW ENTERPRISE FUND - Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner New Enterprise Fund After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.83%
TURNER NEW ENTERPRISE FUND | NASDAQ Composite Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index	[45]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.71%
TURNER SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER SMALL CAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Turner Small Cap Growth Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.25% through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Turner Small Cap Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies with small market capitalizations that Turner believes have strong earnings growth potential.  For this purpose the Fund considers U.S. companies to include those companies headquarted or doing a substantial portion of their business in the United States.  Small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index ("2000
Growth Index").  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate those of the 2000
Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer subject to exceptions for the most heavily weighted securities in the 2000
Growth Index.  Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.  A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the 2000 Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy.  The Fund may also invest in foreign securities, including ADRs.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small capitalization companies.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
This bar chart shows changes in the performance of the Fund's Investor
Class Shares from year to year for the past ten years.
			[46]
Bar Chart, Closing	rr_BarChartClosingTextBlock
                          Best Quarter   Worst Quarter
                             28.24%        (28.67)%
                           (12/31/01)     (09/30/01)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the Russell 2000 Growth Index.  After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
TURNER SMALL CAP GROWTH FUND | TURNER SMALL CAP GROWTH FUND - Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSCEX
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[47]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,790
Annual Return 2001	rr_AnnualReturn2001	(18.84%)
Annual Return 2002	rr_AnnualReturn2002	(33.03%)
Annual Return 2003	rr_AnnualReturn2003	59.38%
Annual Return 2004	rr_AnnualReturn2004	11.90%
Annual Return 2005	rr_AnnualReturn2005	5.84%
Annual Return 2006	rr_AnnualReturn2006	13.36%
Annual Return 2007	rr_AnnualReturn2007	14.29%
Annual Return 2008	rr_AnnualReturn2008	(41.56%)
Annual Return 2009	rr_AnnualReturn2009	36.86%
Annual Return 2010	rr_AnnualReturn2010	28.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.67%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Before taxes on distributions Turner Small Cap Growth Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.20%
TURNER SMALL CAP GROWTH FUND | TURNER SMALL CAP GROWTH FUND - Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Small Cap Growth Fund After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.20%
TURNER SMALL CAP GROWTH FUND | TURNER SMALL CAP GROWTH FUND - Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner Small Cap Growth Fund After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.77%
TURNER SMALL CAP GROWTH FUND | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index	[31]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Turner Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER GLOBAL OPPORTUNITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Turner Global Opportunities Fund (the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.10% and 1.35%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Turner Global Opportunities Fund will generally invest in common stocks and other equity securities of U.S. and foreign companies that Turner believes have strong earnings growth potential.  For this purpose the Fund considers U.S.
companies to include those companies headquartered or doing a substantial portion of their business in the United States.  All other companies are considered foreign companies.  Under normal market conditions, the Fund will invest significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30% of net assets) in foreign companies.  Investments will generally be in securities of companies with market capitalizations of greater than  $2 billion at the time of purchase.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.  From time to time, the Fund may also invest in securities of companies with market capitalizations at the time of purchase that are less than or equal to  $2 billion.

The Fund's portfolio generally will contain between 20 to 40 securities.  The
Fund may trade actively in both U.S. and foreign securities and may invest up to
10% of its assets in emerging markets securities.  Turner will not adhere to strict sector or industry constraints in managing the Fund, which may have a significant exposure to one or more sectors or industries and may have little or no exposure to various other sectors or industries.  The sector allocation of the portfolio will reflect what Turner's portfolio management team believes are its best global growth stock ideas, and by purchasing only those securities
Turner believes are the best stocks within each sector, Turner seeks to minimize the impact of poorly performing sectors on the overall portfolio. Additionally, while Turner will remain "country aware" when selecting securities for the Fund, there are no specific limits on country or region weightings.  Country and regional weightings are a residual of Turner's bottom-up stock selection process, which blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.

A holding will become a sell candidate if Turner detects deterioration in the company's earnings growth potential.  Turner may also trim positions to adhere to capitalization or capacity constraints, or for other reasons.

The Fund may buy and sell securities frequently as part of its investment strategy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that growth stocks and non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on May 7, 2010 and does not have a full year of performance. Therefore no performance returns are presented.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund commenced operations on May 7, 2010 and does not have a full year of performance.
Turner Global Opportunities Fund | Turner Global Opportunities Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGLBX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.58%	[48]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.34%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.23%)	[49]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,789
Turner Global Opportunities Fund | Turner Global Opportunities Fund - Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGLPX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.83%	[48]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.59%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.23%)	[49]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,856
Turner International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER INTERNATIONAL GROWTH FUND	[50]
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Turner International Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and the Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.10% and 1.35%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Turner International Growth Fund invests primarily (at least 80% of its net assets) in equity securities of international non-U.S. companies with market capitalizations at the time of purchase greater than  $2 billion that Turner believes have strong earnings growth potential.  The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the MSCI World Growth ex-U.S. Index ("World Growth ex-U.S.
Index"). Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the
World Growth ex-U.S. Index. The Fund will generally invest in securities of issuers based in the countries represented in the World Growth ex-U.S. Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the World
Growth ex-U.S. Index.

The Fund may buy and sell securities frequently as part of its investment strategy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented international equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to risks due to its foreign investments.  Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability.  Foreign stocks may be more volatile and less liquid than U.S.
stocks.  The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole.  The Fund invests in companies that Turner believes have strong earnings growth potential.  Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.  The Fund's portfolio turnover rates are described in this Summary Section.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.  Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class Shares and Investor Class Shares will differ due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
This bar chart shows changes in the
performance of the Fund's Institutional Class Shares from year to year since the
Fund's inception.
			[51]
Bar Chart, Closing	rr_BarChartClosingTextBlock
                          Best Quarter   Worst Quarter
                             26.28%        (27.03)%
                           (06/30/09)     (09/30/08)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Class Shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's average annual total returns for the periods ended December 31, 2010 to those of the MSCI World Growth ex-U.S. Index.
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown.  The after-tax figures shown are for
Institutional Class Shares only and will vary for Investor Class Shares.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Turner International Growth Fund | Turner International Growth Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TICGX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.93%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.83%)	[52]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,781
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,969
Annual Return 2008	rr_AnnualReturn2008	(51.84%)
Annual Return 2009	rr_AnnualReturn2009	47.23%
Annual Return 2010	rr_AnnualReturn2010	26.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.03%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner International Growth Fund Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Turner International Growth Fund | Turner International Growth Fund - Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner International Growth Fund After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Turner International Growth Fund | Turner International Growth Fund - Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Turner International Growth Fund After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Turner International Growth Fund | Turner International Growth Fund - Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TICFX
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.18%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.83%)	[52]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,011
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,899
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,184
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Turner International Growth Fund	[11]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2008
Turner International Growth Fund | MSCI World Growth ex-U.S. Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Growth ex-U.S. Index	[53]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007

[1]	The above information is based on a calendar year. The Fund's Investor Class Shares commenced operations on March 4, 2002.
[2]	Turner Investment Management LLC ("TIM" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.20% and 1.45%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. TIM may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[3]	The inception date for Institutional Class Shares is February 1, 2009. Periods prior to February 1, 2009 represent the performance of Investor Class Shares.
[4]	The Russell 2000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 2000 stocks that reflects the performance of the smallest 2,000 companies in the Russell 3000 index. The Russell 3000 index is designed to depict the overall equity market's performance.
[5]	The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares commenced operations on June 30, 2008.
[6]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.64% and 0.89%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[7]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[8]	The Russell 3000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 3000 stocks that reflect the overall equity market's performance.
[9]	The performance shown above is based on a calendar year. The Fund's Institutional Class commenced operations on October 10, 2005.
[10]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% and 0.94%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[11]	The inception date for Investor Class Shares is October 31, 2008. Periods prior to October 31, 2008 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").
[12]	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
[13]	The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares commenced operations on June 14, 2000.
[14]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% and 0.94%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[15]	The inception date for the Investor Class Shares is January 31, 2007. Periods prior to January 31, 2007 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").
[16]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.
[17]	The Russell Top 200 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 200 largest U.S. companies with higher growth rates and price-to-book ratios.
[18]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
[19]	The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on May 7, 2009.
[20]	The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.
[21]	Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.
[22]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95% through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012.
[23]	The above information is based on a calendar year. The Fund's Class C Shares commenced operations on July 14, 2009.
[24]	Since July 9, 2009.
[25]	The performance shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on June 30, 1999.
[26]	The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the S&P 500 Index and may range from 0.70% to 1.50% depending on the Fund's performance. The performance adjustment is computed based on the average net assets of the Fund over the current month plus the previous 11 months. Because the performance fee is based on the average net assets of the rolling 12 month period, and the base fee is based on the average net assets of the current month, the investment advisory fee shown in the table may be lower or higher than the stated range.
[27]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Other Expenses" (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.25% through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[28]	Existing shareholders of Investor Class Shares of the Fund that are eligible to hold Institutional Class Shares may exchange their Investor Class Shares for Institutional Class Shares.
[29]	The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on February 27, 1998.
[30]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.15% and 1.40%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[31]	The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.
[32]	Formerly known as Turner Core Growth Fund.
[33]	The performance shown above is based on a calendar year. From its inception on February 28, 2001 until May 7, 2004, the Fund operated as the Turner Tax Managed U.S. Equity Fund, a portfolio of the Turner Funds and was advised by Turner. On May 7, 2004, the Turner Tax Managed U.S. Equity Fund was reorganized into the Constellation TIP Tax Managed U.S. Equity Fund - Class II, and was advised by Constellation Investment Management Company, L.P. and was sub-advised by Turner. Effective January 31, 2005, the Constellation TIP Tax Managed U.S. Equity Fund - Class II changed its name to the Constellation TIP Core Growth Fund - Class II and changed its non-fundamental investment objective to eliminate any reference to seeking to minimize the impact of taxes on returns earned by shareholders. On February 25, 2005, the Constellation TIP Core Growth Fund - Class II was reorganized into the Turner Large Growth Fund (formerly the Turner Core Growth Fund) - Class I (now Institutional Class).
[34]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% and 0.94%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[35]	The inception date for Institutional Class Shares is February 28, 2001.
[36]	The inception date for Investor Class Shares is August 1, 2005. Periods prior to August 1, 2005 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").
[37]	The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on October 1, 1996.
[38]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares, Investor Class Shares and Retirement Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.93%, 1.18% and 1.43%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[39]	The inception date for Retirement Class Shares is September 24, 2001. Periods prior to September 24, 2001 represent the performance of Investor Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").
[40]	The inception date for Institutional Class Shares is June 16, 2008. Periods prior to June 16, 2008 represent the performance of Investor Class Shares.
[41]	The Russell Midcap Growth Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.
[42]	The performance shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on June 30, 2000.
[43]	The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the NASDAQ Composite Index and may range from 0.70% to 1.50% depending on the Fund's performance. The performance adjustment is computed based on the average net assets of the Fund over the current month plus the previous 11 months. Because the performance fee is based on the average net assets of the rolling 12 month period, and the base fee is based on the average net assets of the current month, the investment advisory fee shown in the table may be lower or higher than the stated range.
[44]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Other Expenses" (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.25% through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[45]	The NASDAQ Composite Index includes the more than 5,000 domestic and non-U.S. based common stocks listed on the NASDAQ stock market. The index is market-value weighted. This means that each company's security affects the index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the index. Because it is so broad-based, the Index is one of the most widely followed and quoted major market indices.
[46]	The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on February 7, 1994.
[47]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.25% through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[48]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[49]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.10% and 1.35%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[50]	Formerly known as the Turner International Core Growth Fund.
[51]	The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares commenced operations on January 31, 2007.
[52]	Turner Investment Partners, Inc. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and the Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.10% and 1.35%, respectively, through January 31, 2012. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2012. Turner may discontinue this arrangement at any time after January 31, 2012. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[53]	The MSCI World Growth ex-U.S. Index is a market capitalization weighted index (companies with larger market capitalizations have more influence than those with smaller market capitalizations) designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States.